Annual Fund Operating Expenses - Invesco Floating Rate ESG Fund	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Interest	0.05%
Total Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%
Class C
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.14%
Interest	0.05%
Total Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.56%
Class R
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.14%
Interest	0.05%
Total Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%
Class Y
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Interest	0.05%
Total Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Class R5
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Interest	0.05%
Total Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%
Class R6
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Interest	0.05%
Total Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.74%